Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ 567	$ 254
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	1,518	4,048	$ 552
Bolsa de Comercio de Santiago [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		204
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	3	103	115
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	366	350	378
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	910	902	1,067
Compania Chilena de Television S A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	47
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	382	408	398
Corp Imagen y disenos S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	101	99	196
Corp Research S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	474	463	453
Everis ChileSA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		906	607
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	39	94	265
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(15,625)
Effect on profit (loss) expense MCh$	1,994	4,693	4,725
Inmobiliaria Gabriela S A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	121
Instituto De Estudios Bancarios Guillermo Subercaseaux [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		121	143
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	2,537	2,476	3,097
Itau Chile Cia. de Seguros de Vida S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) income MCh$	46	93	7,819
Effect on profit (loss) expense MCh$	248	706	948
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(441)
Effect on profit (loss) income MCh$		204
Effect on profit (loss) expense MCh$	220	141	650
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	349
Effect on profit (loss) income MCh$	2,051
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	3,037	2,909	3,836
Promoservice S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			267
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	23	471	509
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	3,388	3,002	3,355
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	3,379	5,698	7,960
Effect on profit (loss) expense MCh$	2,319	2,262	2,221
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ 14,208	15,469	14,586
VIP Asesoriasy Servicios Integrales Ltda. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		$ 129	$ 415